Restatement of Previously Issued Financial Statements (Tables)	5 Months Ended
Dec. 31, 2020
AJAX I [Member]
Restatement of Previously Issued Financial Statements (Tables) [Line Items]
Schedule of previously reported cash or investments held in the trust account
	As Previously Reported	Adjustments	As Restated
Balance sheet as of October 30, 2020 (audited)
Warrant Liability	$—	$55,472,110	$55,472,110
Class A Ordinary Shares Subject to Possible Redemption	776,216,810	(55,472,110)	720,744,700
Class A Ordinary Shares	288	555	843
Additional Paid-in Capital	5,008,291	12,514,443	17,522,734
Accumulated Deficit	(9,534)	(12,514,998)	(12,524,532)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$155,599,680	$155,599,680
Class A Ordinary Shares Subject to Possible Redemption	775,799,047	(155,599,680)	620,199,367
Class A Ordinary Shares	293	1,556	1,849
Additional Paid-in Capital	5,426,113	112,641,012	118,067,125
Accumulated Deficit	(427,298)	(112,642,568)	(113,069,866)

Statement of Operations for the Period from August 13, 2020 (inception) to December 31, 2020 (audited)
Formation and operational costs	$536,730	$1,316,194	$1,852,924
Change in fair value of warrant liability	—	(111,326,374)	(111,326,374)
Net loss	(427,298)	(112,642,568)	(113,069,866)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	77,621,681	(5,547,211)	72,074,470
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	10,373,729	3,244,595	13,618,324
Basic and diluted net loss per share, Non-redeemable ordinary shares	(0.05)	(8.26)	(8.31)

Cash Flow Statement for the Period from August 13, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(427,298)	$(112,642,568)	$(113,069,866)
Transaction costs allocable to warrant liabilities	—	1,316,194	1,316,194
Change in fair value of warrant liability	—	111,326,374	111,326,374
Initial classification of ordinary shares subject to possible redemption	776,216,810	(55,472,110)	720,744,700
Change in value of Class A ordinary Shares subject to possible redemption	(417,763)	(100,127,570)	(100,545,333)